Securities (Investments Classified by Contractual Maturity Date) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	$ 52
Available For Sale Securities Debt Maturities Next Twelve Months Fair Value Yield	3.39%
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	3,635
Available For Sale Securities Debt Maturities Year Two Through Five Years Fair Value Yield	2.36%
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	17,080
Available For Sale Securities Debt Maturities Year Six Through Ten Years Fair Value Yield	3.27%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	68,771
Available For Sale Securities Debt Maturities After Ten Years Fair Value Yield	2.72%
Available-for-sale Securities	89,538	88,765
Available For Sale Securities Total Fair Value Yield	2.63%
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	664
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount Yield	0.93%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	762
Held To Maturity Securities Debt Maturities After One Through Five Years Net Carrying Amount Yield	4.75%
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	965
Held To Maturity Securities Debt Maturities After Five Through Ten Years Net Carrying Amount Yield	4.98%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	19,124
Held To Maturity Securities Debt Maturities After Ten Years Net Carrying Amount Yield	2.95%
Securities held to maturity, Carrying amount	21,515	18,771
Held To Maturity Securities Total Carrying Amount Yield	3.04%
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	651
Available For Sale Securities Debt Maturities Year Two Through Five Years Fair Value Yield	1.61%
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	8
Available For Sale Securities Debt Maturities Year Six Through Ten Years Fair Value Yield	0.97%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	1,909
Available For Sale Securities Debt Maturities After Ten Years Fair Value Yield	2.75%
Available-for-sale Securities	2,568	5,376
Available For Sale Securities Total Fair Value Yield	2.46%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	5,050
Held To Maturity Securities Debt Maturities After Ten Years Net Carrying Amount Yield	1.96%
Securities held to maturity, Carrying amount	5,050
Held To Maturity Securities Total Carrying Amount Yield	1.96%
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	431
Available For Sale Securities Debt Maturities Year Two Through Five Years Fair Value Yield	2.67%
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	10,530
Available For Sale Securities Debt Maturities Year Six Through Ten Years Fair Value Yield	3.01%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	4,342
Available For Sale Securities Debt Maturities After Ten Years Fair Value Yield	3.57%
Available-for-sale Securities	15,303	17,878
Available For Sale Securities Total Fair Value Yield	3.16%
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	624
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount Yield	0.75%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	2,122
Held To Maturity Securities Debt Maturities After Ten Years Net Carrying Amount Yield	4.70%
Securities held to maturity, Carrying amount	2,746	2,992
Held To Maturity Securities Total Carrying Amount Yield	3.80%
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	52
Available For Sale Securities Debt Maturities Next Twelve Months Fair Value Yield	3.39%
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	207
Available For Sale Securities Debt Maturities Year Two Through Five Years Fair Value Yield	4.34%
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	754
Available For Sale Securities Debt Maturities Year Six Through Ten Years Fair Value Yield	4.42%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	44,532
Available For Sale Securities Debt Maturities After Ten Years Fair Value Yield	2.85%
Available-for-sale Securities	45,545	57,924
Available For Sale Securities Total Fair Value Yield	2.89%
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	40
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount Yield	3.70%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	762
Held To Maturity Securities Debt Maturities After One Through Five Years Net Carrying Amount Yield	4.75%
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	965
Held To Maturity Securities Debt Maturities After Five Through Ten Years Net Carrying Amount Yield	4.98%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	9,281
Held To Maturity Securities Debt Maturities After Ten Years Net Carrying Amount Yield	2.38%
Securities held to maturity, Carrying amount	11,048	13,083
Held To Maturity Securities Total Carrying Amount Yield	2.77%
Commercial Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	4,463
Available For Sale Securities Debt Maturities After Ten Years Fair Value Yield	2.68%
Available-for-sale Securities	4,463	210
Available For Sale Securities Total Fair Value Yield	2.68%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	2,671
Held To Maturity Securities Debt Maturities After Ten Years Net Carrying Amount Yield	5.40%
Securities held to maturity, Carrying amount	2,671	2,696
Held To Maturity Securities Total Carrying Amount Yield	5.40%
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	2,346
Available For Sale Securities Debt Maturities Year Two Through Five Years Fair Value Yield	2.33%
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	5,788
Available For Sale Securities Debt Maturities Year Six Through Ten Years Fair Value Yield	3.60%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	13,525
Available For Sale Securities Debt Maturities After Ten Years Fair Value Yield	2.05%
Available-for-sale Securities	$ 21,659	$ 7,377
Available For Sale Securities Total Fair Value Yield	1.72%